Condensed Financial Information - Parent Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information - Parent Only
Condensed Financial Information - Parent Only

Note 14 - Condensed Financial Information - Parent Only

Condensed Balance Sheets

December 31, 2011 and 2010

	2011	2010
Assets
Cash	$5,050	$3,789
Investment in subsidiary	162,690	151,354
Other assets	988	2,995
Total assets	$168,728	$158,138

Liabilities and shareholders’ equity
Other liabilities	$1,775	$2,290

Common stock in ESOP subject to contingent repurchase obligation	23,230	29,865

Shareholders’ equity	143,723	125,983
Total liabilities and shareholders’ equity	$168,728	$158,138

Condensed Statements of Income

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Income
Dividends from subsidiary	$—	$—	$3,262
Interest income
Deposits	17	34	78
Securities	—	158	211
Other	—	5	—
Total income	17	197	3,551

Expense
Other	432	406	452
Total expense	432	406	452
(Loss) income before income taxes	(415)	(209)	3,099
Income tax benefit	(184)	(144)	(143)
(Loss) income before equity in undistributed net income of subsidiary	(231)	(65)	3,242
Equity in undistributed net income (loss) of subsidiary	8,047	1,219	(4,077)
Net income (loss)	$7,816	$1,154	$(835)

Condensed Statements of Cash Flows

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Cash flows from operating activities
Net income (loss)	$7,816	$1,154	$(835)
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net (income) loss of subsidiary	(8,047)	(1,219)	4,077
Net discount accretion of securities	—	(104)	(139)
Decrease (increase) in other assets	2,007	(2,037)	19
(Decrease) increase in other liabilities	(515)	2,135	25
Net cash provided by (used in) operating activities	1,261	(71)	3,147
Cash flows from investing activities
Investments in subsidiary	—	(3,024)	—
Securities held to maturity
Maturities and calls	—	40	—
Net cash used in investing activities	—	(2,984)	—
Cash flows from financing activities
Repurchase and retirement of common stock	—	—	(2,658)
Cash dividends paid	—	—	(8,622)
Net cash used in financing activities	—	—	(11,280)
Net increase (decrease) in cash	1,261	(3,055)	(8,133)
Beginning cash	3,789	6,844	14,977
Ending cash	$5,050	$3,789	$6,844